Loans and Allowance for Credit Losses - Loans Modified as TDRs (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 SecurityLoan	Dec. 31, 2011 SecurityLoan
Financing Receivable, Modifications [Line Items]
Number Loans	79,262	79,233
Pre-Modification Outstanding Loan Balance	$ 3,515	$ 4,518
Post-Modification Outstanding Loan Balance	3,394	4,515
Commercial loan [Member]
Financing Receivable, Modifications [Line Items]
Number Loans	4,843	5,285
Pre-Modification Outstanding Loan Balance	307	456
Post-Modification Outstanding Loan Balance	272	427
Commercial real estate [Member]
Financing Receivable, Modifications [Line Items]
Number Loans	312	506
Pre-Modification Outstanding Loan Balance	493	1,078
Post-Modification Outstanding Loan Balance	461	1,060
Residential mortgages [Member]
Financing Receivable, Modifications [Line Items]
Number Loans	4,616	3,611
Pre-Modification Outstanding Loan Balance	638	708
Post-Modification Outstanding Loan Balance	623	704
Credit card [Member]
Financing Receivable, Modifications [Line Items]
Number Loans	49,320	55,951
Pre-Modification Outstanding Loan Balance	241	322
Post-Modification Outstanding Loan Balance	255	321
Other retail [Member]
Financing Receivable, Modifications [Line Items]
Number Loans	10,461	4,028
Pre-Modification Outstanding Loan Balance	279	73
Post-Modification Outstanding Loan Balance	275	72
Total loans, excluding GNMA and covered loans [Member]
Financing Receivable, Modifications [Line Items]
Number Loans	69,552	69,381
Pre-Modification Outstanding Loan Balance	1,958	2,637
Post-Modification Outstanding Loan Balance	1,886	2,584
Loans purchased from GNMA [Member]
Financing Receivable, Modifications [Line Items]
Number Loans	9,518	9,569
Pre-Modification Outstanding Loan Balance	1,280	1,277
Post-Modification Outstanding Loan Balance	1,245	1,356
Covered loans [Member]
Financing Receivable, Modifications [Line Items]
Number Loans	192	283
Pre-Modification Outstanding Loan Balance	277	604
Post-Modification Outstanding Loan Balance	$ 263	$ 575